Other Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Disclosure of Other Reserves

	SA Rand
Figures in million	2023	2022
Foreign exchange translation reserve (a)	4 220	3 097
Hedge reserve (b)	(753)	480
Share-based payments (c)	3 363	3 249
Post-retirement benefit actuarial gain/(loss) (d)	—	(5)
Equity instruments designated at fair value through other comprehensive income (e)	178	153
Acquisition of non-controlling interest in subsidiary (f)	(381)	(381)
Equity component of convertible bond (g)	277	277
Repurchase of equity interest (h)	(98)	(98)
Other	(28)	(28)
Total other reserves	6 778	6 744

(a)The foreign exchange translation reserve movement represents the cumulative translation effect of the group's off-shore operations. Refer to note 4 and 39 for details on the exchange rate movements year on year.
25    Other reserves continued
(b)Harmony has entered into gold hedging contracts. Cash flow hedge accounting is applied to these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves). Refer to note 19 for further information.

The reconciliation of the hedge reserve is as follows:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	480	1 051
Remeasurement of gold hedging contracts	(1 233)	(571)
Unrealised gain/(loss) on gold hedging contracts	(1 782)	(242)
Released to revenue on maturity of the gold hedging contracts	184	(497)
Foreign exchange translation	6	(2)
Deferred taxation thereon	359	170

Balance at end of year	(753)	480
Attributable to:
Rand gold hedging contracts	(808)	441
US dollar gold hedging contracts	55	39

(c)The reconciliation of the movement in the share-based payments is as follows:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	3 249	3 106
Share-based payments expensed (i)	114	143
Balance at end of year	3 363	3 249

(i)    The group issues equity-settled instruments to certain qualifying employees under an employee share option scheme and employee share ownership plan (ESOP) to award shares from the company’s authorised but unissued ordinary shares. Equity share-based payments are measured at the fair value of the equity instruments at the grant date and are expensed over the vesting period, based on the group’s estimate of the shares that are expected to vest. Refer to note 36 for more details.

(d)The actuarial gains or losses related to the post-retirement benefit obligation will not be reclassified to the income statement Refer to note 27.

(e)Includes R114 million (2022: R112 million) related to the cumulative fair value movement of Harmony's interest in Rand Mutual Assurance. Refer to note 18.

(f)On 15 March 2004, Harmony announced that it had made an off-market cash offer to acquire all the ordinary shares, listed and unlisted options of Abelle Limited, held by non-controlling interests. The excess of the purchase price of R579 million over the carrying amount of non-controlling interest acquired, amounting to R381 million, has been accounted for under other reserves.

(g)On 24 May 2004, the group issued a convertible bond. The amount representing the value of the equity conversion component is included in other reserves, net of deferred income taxes. The equity conversion component is determined on the issue of the bonds and is not changed in subsequent periods. The convertible bonds were repaid in 2009.

(h)On 19 March 2010, Harmony Gold Mining Company Limited concluded an agreement with African Vanguard Resources (Proprietary) Limited (AVRD), for the purchase of its 26% share of the mining titles of the Doornkop South Reef. The original sale of the 26% share in the mining titles was accounted for as an in-substance call option by AVRD over the 26% mineral right. The agreement to purchase AVRD's 26% interest during the 2010 financial year was therefore considered to be a repurchase of the option (equity interest). The 26% interest was transferred from AVRD to Harmony in exchange for Harmony repaying the AVRD Nedbank loan and the issue of 2 162 359 Harmony shares. The difference between the value of the shares issued of R152 million, the liability to the AVRD and transaction costs, have been taken directly to equity.